2. ABILITY TO CONTINUE AS A GOING CONCERN (Details Narrative) (USD $)	12 Months Ended			102 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013
Notes to Financial Statements
Loss from continuing operations	$ 2,798,169	$ 1,856,790	$ (1,629,255)	$ 16,037,720
Cash flows from operations	(525,549)	(190,894)	(171,862)	(2,851,236)
Accumulated deficit	$ (2,748,790)	$ (2,748,790)		$ (2,748,790)